                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylock Equity GP Limited Partnership
Address: 880 Winter Street, Suite 300
         Waltham, MA 02451

Form 13F File Number: ___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Donald A. Sullivan
Title: Administrative Partner
Phone: 781-622-2200

Signature, Place, and Date of Signing:

/s/ Donald A. Sullivan
-------------------------------------
[Donald A. Sullivan]                        [Waltham, MA]           [10/02/2008]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: __________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          1
Form 13F Information Table Value Total:   $112,320
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          Column 1           Column 2   Column 3  Column 4           Column 5         Column 6   Column 7          Column 8
---------------------------  --------  ---------  --------  -----------------------  ----------  --------  ------------------------
                                                                                                               VOTING AUTHORITY
                             TITLE OF               VALUE     SHRS OR   SH /  PUT /  INVESTMENT    OTHER   ------------------------
       NAME OF ISSUER          CLASS     CUSIP    (X$1000)    PRN AMT    PRN  CALL   DISCRETION  MANAGERS     SOLE     SHARED  NONE
---------------------------  --------  ---------  --------  ----------  ----  -----  ----------  --------  ----------  ------  ----
SuccessFactors, Inc. (SFSF)  Common    864596101  112,320   10,304,629  Sh           sole        none      10,304,629       0     0